Cover	May 19, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	TIANCI INTERNATIONAL, INC.
Entity Central Index Key	0001557798
Entity Tax Identification Number	45-5540446
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 1109, Lippo Sun Plaza
Entity Address, Address Line Two	28 Canton Road, Tsim Sha Tsui
Entity Address, City or Town	Kowloon
City Area Code	+852
Local Phone Number	26621800
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false